Commodity Price Risk Activities - Schedule of Derivative Transactions Outstanding (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 $ / bbl bbl	Dec. 31, 2015 $ / bbl bbl
Oil – WTI Fixed Price Swap - $84.45 - Settlement Period - October - December 2016
Derivative [Line Items]
Total Volume | bbl	48,500
Fixed Price	84.45
Oil – WTI Fixed Price Swap - $90.45 - Settlement Period - October - December 2016
Derivative [Line Items]
Total Volume | bbl	70,100
Fixed Price	90.45
Oil – WTI Fixed Price Swap - $63.20 - Settlement Period - October - December 2016
Derivative [Line Items]
Total Volume | bbl	28,400
Fixed Price	63.20
Oil – WTI Fixed Price Swap - $56.90 - Settlement Period - October - December 2016
Derivative [Line Items]
Total Volume | bbl	36,500
Fixed Price	56.90
Oil – WTI Fixed Price Swap - $42.11 - Settlement Period - October - December 2016
Derivative [Line Items]
Total Volume | bbl	49,050
Fixed Price	42.11
Oil - WTI Fixed Price Swap - $51.05 - Settlement Period - January - December 2017
Derivative [Line Items]
Total Volume | bbl	109,500
Fixed Price	51.05
Oil - WTI Fixed Price Swap - $50.60 - Settlement Period - January - December 2017
Derivative [Line Items]
Total Volume | bbl	73,000
Fixed Price	50.60
Oil - 3 Way Collar - Settlement Period - January - December 2017
Derivative [Line Items]
Total Volume | bbl	365,100	365,100
Oil - 3 Way Collar - Settlement Period - January - December 2017 | Puts | Minimum
Derivative [Line Items]
Fixed Price	40.00	40.00
Oil - 3 Way Collar - Settlement Period - January - December 2017 | Puts | Maximum
Derivative [Line Items]
Fixed Price	60.00	60.00
Oil - 3 Way Collar - Settlement Period - January - December 2017 | Calls
Derivative [Line Items]
Fixed Price	85.00	85.00
Oil - WTI Fixed Price Swap - $84.45 - Settlement Period - January - December 2016
Derivative [Line Items]
Total Volume | bbl		205,000
Fixed Price		84.45
Oil - WTI Fixed Price Swap - $90.45 - Settlement Period - January - December 2016
Derivative [Line Items]
Total Volume | bbl		309,000
Fixed Price		90.45
Oil - WTI Fixed Price Swap - $63.20 - Settlement Period - January - December 2016
Derivative [Line Items]
Total Volume | bbl		135,600
Fixed Price		63.20
Oil - WTI Fixed Price Swap - $56.90 - Settlement Period - January - December 2016
Derivative [Line Items]
Total Volume | bbl		183,400
Fixed Price		56.90